CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	10,000,000
Common stock, shares issued	13,941,033	8,098,581
Common stock, shares outstanding	13,636,709	7,794,256
Treasury Stock, Shares	304,324	304,324